SHORT-TERM BANK LOANS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Short-Term Bank Loans [Abstract]
SHORT-TERM BANK LOANS
11.	SHORT-TERM BANK LOANS

Bank Name	Interest rate	Term	September 30, 2013 (Unaudited)	December 31, 2012
Agricultural Bank Of China	Fixed annual rate of 5.82%, guaranteed by Suzhou Dingli Real Estate Co., Ltd (Note 21)	From September 18, 2012 to September 17, 2013	$-	$5,547,982
Agricultural Bank Of China	Fixed annual rate of 5.87%, guaranteed by Suzhou Dingli Real Estate Co., Ltd (Note 21)	From November 8, 2012 to November 7, 2013	1,627,631	6,340,551
Agricultural Bank Of China	Fixed annual rate of 6.00%, guaranteed by Suzhou Dingli Real Estate Co., Ltd (Note 21)	From November 22, 2012 to November 21, 2013	5,696,707	5,547,982
Agricultural Bank Of China	Fixed annual rate of 6.04%, guaranteed by Suzhou Dingli Real Estate Co., Ltd (Note 21)	From December 13, 2012 to December 12, 2013	3,255,261	3,170,276
Agricultural Bank Of China	Fixed annual rate of 4.40%, guaranteed by Suzhou Dingli Real Estate Co., Ltd (Note 21)	From September 26, 2013 to September 25, 2014	4,882,892	-
			$15,462,491	$20,606,791

As of September 30, 2013 and December 31, 2012, the short-term bank loans have maturity terms within 1 year. Interest expense incurred on short-term loans for the three months ended September 30, 2013 and 2012 was $274,489 and $247,272, respectively, and $897,341 and $1,069,990 for the nine months ended September 30, 2013 and 2012, respectively.

11.	SHORT-TERM BANK LOANS

Bank Name	Interest rate	Term	December 31, 2012	December 31, 2011
Agricultural Bank Of China	Fixed annual rate of 6.89%, guaranteed by Suzhou Dingli Real Estate Co., Ltd	From October 31, 2011 to October 30, 2012	$-	$11,795,234
Agricultural Bank Of China	Fixed annual rate of 6.89%, guaranteed by Suzhou Dingli Real Estate Co., Ltd	From November 14, 2011 to November 13, 2012	$-	$11,795,235
Agricultural Bank Of China	Fixed annual rate of 5.82%, guaranteed by Suzhou Dingli Real Estate Co., Ltd	From September 18, 2012 to September 17,2013	$5,547,982	$-
Agricultural Bank Of China	Fixed annual rate of 5.87%, guaranteed by Suzhou Dingli Real Estate Co., Ltd	From November 8, 2012 to November 7, 2013	$6,340,551
Agricultural Bank Of China	Fixed annual rate of 6.00%, guaranteed by Suzhou Dingli Real Estate Co., Ltd	From November 22, 2012 to November 21, 2013	$5,547,982
Agricultural Bank Of China	Fixed annual rate of 6.04%, guaranteed by Suzhou Dingli Real Estate Co., Ltd	From December 13, 2012 to December 12, 2013	$3,170,276
			$20,606,791	$23,590,469

As of December 31, 2012 and 2011, the short-term bank loans have maturity terms within 1 year. Interest expense incurred on short-term loans for the years ended December 31, 2012 and 2011 was $1,298,081 and $1,237,312, respectively.